Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Retained (Deficit) Earnings [Member]
Balance at beginning of year at Dec. 31, 2011		$ 244	$ 131,256	$ 179,019	$ 49,413
Balance at beginning of year at Dec. 31, 2011		24,425,699
Increase (decrease) in Equity [Roll Forward]
Shares issued		11,301
Shares issued		0	0
Restricted stock unit (income) expense			510
Net income (loss)	(53,429)				(53,429)
Distributions to shareholders				(29,319)	0
Balance at end of year at Dec. 31, 2012	277,694	244	131,766	149,700	(4,016)
Balance at end of year at Dec. 31, 2012		24,437,000
Increase (decrease) in Equity [Roll Forward]
Shares issued		6,035,061
Shares issued		61	51,106
Restricted stock unit (income) expense			663
Net income (loss)	(3,903)				(3,903)
Distributions to shareholders				(18,180)	0
Balance at end of year at Dec. 31, 2013	307,441	305	183,535	131,520	(7,919)
Balance at end of year at Dec. 31, 2013	30,472,061	30,472,061
Increase (decrease) in Equity [Roll Forward]
Shares issued		49,649,489
Shares issued		496	589,557
Restricted stock unit (income) expense			(229)
Net income (loss)	15,995				15,995
Distributions to shareholders				(19,906)	(9,081)
Balance at end of year at Dec. 31, 2014	$ 884,273	$ 801	$ 772,863	$ 111,614	$ (1,005)
Balance at end of year at Dec. 31, 2014	80,121,550	80,121,550